INCOME TAXES (Detail Textuals) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	34.00%
Federal carryovers alternative minimum tax	$ 1,196,000
Net operating loss carryovers	2,231,000
Tax credit carryforwards	103,000
Contingency reserve for loan losses	2,284,000
Unrecognized deferred income taxes	$ 777,000	$ 777,000